Subsequent Events - Additional Information (Details) $ in Thousands		12 Months Ended
	Feb. 22, 2023 USD ($) Business	Dec. 31, 2022 USD ($) Business	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of business acquired | Business	3	11
Total purchase price | $	$ 68,800	$ 181,608	$ 1,026,920
Axsun Group
Disclosure of non-adjusting events after reporting period [line items]
Description of business acquisition	Axsun Group.